UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.1%
MONEY MARKET FUNDS - 77.1%
44,931,106	Fidelity Institutional Government Portfolio, 0.04%(a)	$44,931,106
44,931,106	Fidelity Institutional Money Market Portfolio, 0.19%(a)	44,931,106
44,931,106	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	44,931,106
45,225,419	Goldman Sachs Financial Square Government Fund, 0.00%(a)	45,225,419
44,931,106	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	44,931,106
	TOTAL SHORT TERM INVESTMENTS (Cost $224,949,843)	$224,949,843

	Total Investments (Cost $224,949,843) - 77.1%	$224,949,843
	Other Assets in Excess of Liabilities - 22.9%	66,647,591
	TOTAL NET ASSETS - 100.0%	$291,597,434

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	152,955	$229,094,325	2/3/2011	$(22,510,200)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,589	4,999,359	2/18/2011	(315,134)
		155,544	$234,093,684		$(22,825,334)

Financial Trends Strategy Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 72.6%
MONEY MARKET FUNDS - 72.6%
7,392,925	Fidelity Institutional Government Portfolio, 0.04%(a)	$7,392,925
7,392,924	Fidelity Institutional Money Market Portfolio, 0.19%(a)	7,392,924
7,392,924	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	7,392,924
7,392,924	Goldman Sachs Financial Square Government Fund, 0.00%(a)	7,392,924
7,392,924	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	7,392,924
	TOTAL SHORT TERM INVESTMENTS (Cost $36,964,621)	$36,964,621

	TOTAL INVESTMENTS (Cost $36,964,621) - 72.6%	$36,964,621
	Other Assets in Excess of Liabilities - 27.4%	13,922,626
	TOTAL NET ASSETS - 100.0%	$50,887,247

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.

Financial Trends Strategy Fund
Long Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	AFT Financial Trends Indicator	46,333	$51,283,217	2/3/2011	$(344,431)
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,361	1,499,727	2/11/2011	(3,335)
		47,694	$52,782,944		$(347,766)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
EXCHANGE TRADED NOTES - 2.4%
8,764	iPATH Dow Jones-UBS Commodity Index Total Return Index ETN (b)	$340,920
	TOTAL EXCHANGE TRADED NOTES (Cost $307,011)	$340,920

INVESTMENT COMPANIES - 44.2%
8,949	iShares Barclays 7-10 Year Treasury Bond Fund	$811,674
8,371	iShares Barclays TIPS Bond Fund	883,057
6,987	iShares MSCI Emerging Markets Index Fund	267,323
41,984	iShares MSCI Japan Index Fund	413,122
5,176	iShares MSCI Pacific ex-Japan Index Fund	197,620
30,727	iShares MSCI United Kingdom Index Fund	474,117
3,170	iShares Russell 2000 Growth Index Fund	206,747
3,690	iShares Russell 2000 Value Index Fund	208,227
22,089	iShares S&P Europe 350 Index Fund	803,819
20,264	SPDR Barclays Capital High Yield Bond ETF	787,864
16,487	SPDR Barclays Capital International Treasury Bond ETF	923,272
5,990	SPDR Dow Jones REIT ETF	277,457
	TOTAL INVESTMENT COMPANIES (Cost $5,464,244)	$6,254,299

SHORT TERM INVESTMENTS - 46.4%
MONEY MARKET FUNDS - 46.4%
1,313,005	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,313,005
1,313,006	Fidelity Institutional Money Market Portfolio, 0.19%(a)	1,313,006
1,313,006	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,313,006
1,313,006	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,313,006
1,313,006	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,313,006
	TOTAL SHORT TERM INVESTMENTS (Cost $6,565,029)	$6,565,029

	TOTAL INVESTMENTS (Cost $12,336,284) - 93.0%	$13,160,248
	Other Assets in Excess of Liabilities - 7.0%	984,403
	TOTAL NET ASSETS - 100.0%	$14,144,651

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2010.
(b) Non income producing.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
January 31, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	iShares Barclays Aggregate Bond Fund	55,510	$5,709,743	9/3/2010	$186,326
Credit Suisse Capital LLC	iShares Russell 1000 Growth Index Fund	43,566	1,846,174	9/3/2010	240,172
Credit Suisse Capital LLC	iShares Russell 1000 Value Index Fund	34,763	1,739,132	9/3/2010	219,250
		133,839	$9,295,049		$645,748

The cost basis of investments for federal income tax purposes at January 31, 2010  was as follows*:

	Commodity Trends Strategy Fund	Financial Trends Strategy Fund	Direxion/Wilshire Dynamic Fund
Cost of investments	$224,949,843	$36,964,621	$12,347,314
Gross unrealized appreciation	0	0	831,429
Gross unrealized depreciation	(0)	(0)	(18,495)
Net unrealized appreciation/(depreciation)	$0	$0	$812,934

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2010:

Commodity Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$224,949,843	$—	$—	$224,949,843
Other Financial Instruments*	$—	$(22,825,334)	$—	$(22,825,334)

Financial Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$36,964,621	$—	$—	$36,964,621
Other Financial Instruments*	$—	$(347,766)	$—	$(347,766)

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Debt Securities	$340,920	$—	$—	$340,920
Investment Companies	$6,254,299	$—	$—	$6,254,299
Short-Term Investments	$6,565,029	$—	$—	$6,565,029
Other Financial Instruments*	$—	$645,748	$—	$645,748

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Direxion Funds

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date         3/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date         3/22/2010

By (Signature and Title)*    /s/ Guy F. Talarico
                                                       Guy F. Talarico, Principal Financial Officer

Date         3/22/2010

* Print the name and title of each signing officer under his or her signature.